Condensed Financial Statements of Parent Company - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Net Assets Disclosure [Line Items]
Accretion on convertible redeemable preferred shares to redemption value	¥ 20,548,032	¥ 978,201
Series A Convertible Redeemable Preferred Shares
Restricted Net Assets Disclosure [Line Items]
Accretion on convertible redeemable preferred shares to redemption value		15,718,213	¥ 5,213,802
Variable Interest Entities | Subsidiary | Series A Convertible Redeemable Preferred Shares
Restricted Net Assets Disclosure [Line Items]
Accretion on convertible redeemable preferred shares to redemption value	978,201	978,201
Variable Interest Entities | Subsidiary | Series B Convertible Redeemable Preferred Shares
Restricted Net Assets Disclosure [Line Items]
Accretion on convertible redeemable preferred shares to redemption value	¥ 20,500,000	¥ 20,500,000